Other Receivables and Contract Assets - Current other receivables and contract assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Receivables And Contract Assets [Abstract]
VAT recoverable	£ 3,356	£ 3,040
Prepayments	5,961	5,935
Contract assets and accrued grant income	0	176	£ 305
Accrued bank interest	412	746
Other receivables	5,622	4,721
Other receivables and contract assets	£ 15,351	£ 14,618